OTHER PAYABLE	12 Months Ended
Aug. 31, 2019
Payables and Accruals [Abstract]
OTHER PAYABLE

Other payable primarily consists of the last installment of $153,600 to Aura Blocks Limited for purchasing the movie copyright, $3,584 payable for a cloud hosting service, and $4,672 remaining payment for the office renovation.